Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) $ / shares in Units, Unit_pure in Thousands, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding | shares	72.5
Options vested | shares	72.5
Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants	3 years
Ambev [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 2.64		R$ 16.34
Ambev [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants | (per share)	$ 3.62		R$ 22.4
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 94	$ 102
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	25,600	33,700
Share-based compensation grant date fair value	$ 61	$ 93
Deferred stock unit plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued		47
Share-based compensation grant date fair value		$ 1
Ambev ShareBased Compensation Program [Member] | Bottom of range [member] | 2018 Share-Based Compensation Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Ambev ShareBased Compensation Program [Member] | Top of range [member] | 2018 Share-Based Compensation Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years